Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 2,434,864	¥ 2,862,771	¥ 2,678,659
Segment revenues /Total revenues		2,434,864	2,862,771	2,678,659
Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		462,029
Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		134,136
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		191,820
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		78,723
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		104,005
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		132,243
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		103,062
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		82,217
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		107,341
Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,395,576
Segment revenues /Total revenues		1,414,959
Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	1,039,288
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,169,792
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		114,614
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		111,170
Operating Segment
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		2,447,272	2,873,343	2,688,258
Operating Segment | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		460,676
Operating Segment | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		134,136
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		191,927
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		79,082
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		104,006
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		133,173
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		105,278
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		83,182
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		112,697
Operating Segment | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,404,157
Operating Segment | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	1,043,115
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		95,212	115,837	103,146
Operating Segment | Corporate Financial Services | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,379
Operating Segment | Corporate Financial Services | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Corporate Financial Services | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Corporate Financial Services | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		486
Operating Segment | Corporate Financial Services | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Corporate Financial Services | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,815
Operating Segment | Corporate Financial Services | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Corporate Financial Services | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Corporate Financial Services | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		35,958
Operating Segment | Corporate Financial Services | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		43,638
Operating Segment | Corporate Financial Services | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	51,574
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		288,211	275,933	270,960
Operating Segment | Maintenance Leasing | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,392
Operating Segment | Maintenance Leasing | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		61,398
Operating Segment | Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,153
Operating Segment | Maintenance Leasing | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		75,943
Operating Segment | Maintenance Leasing | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	212,268
Operating Segment | Real Estate Segment
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		529,064	489,752	512,756
Operating Segment | Real Estate Segment | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		8,063
Operating Segment | Real Estate Segment | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		133,426
Operating Segment | Real Estate Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,523
Operating Segment | Real Estate Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Real Estate Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		100,940
Operating Segment | Real Estate Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		188
Operating Segment | Real Estate Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		105,278
Operating Segment | Real Estate Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		83,182
Operating Segment | Real Estate Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,513
Operating Segment | Real Estate Segment | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		441,113
Operating Segment | Real Estate Segment | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	87,951
Operating Segment | Investment Banking
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		615,151	1,083,505	969,956
Operating Segment | Investment Banking | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		436,044
Operating Segment | Investment Banking | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Investment Banking | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		454
Operating Segment | Investment Banking | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		204
Operating Segment | Investment Banking | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Investment Banking | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		129,166
Operating Segment | Investment Banking | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Investment Banking | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Investment Banking | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		39,081
Operating Segment | Investment Banking | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		604,949
Operating Segment | Investment Banking | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	10,202
Operating Segment | Retail
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		428,904	428,697	368,700
Operating Segment | Retail | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Retail | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Retail | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		163
Operating Segment | Retail | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Retail | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Retail | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Retail | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Retail | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Retail | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,448
Operating Segment | Retail | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,611
Operating Segment | Retail | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	425,293
Operating Segment | Overseas
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		490,730	¥ 479,619	¥ 462,740
Operating Segment | Overseas | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,798
Operating Segment | Overseas | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		710
Operating Segment | Overseas | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		185,787
Operating Segment | Overseas | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,994
Operating Segment | Overseas | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,066
Operating Segment | Overseas | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,004
Operating Segment | Overseas | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Overseas | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Overseas | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,544
Operating Segment | Overseas | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		234,903
Operating Segment | Overseas | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	255,827
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,174,678
Operating Segment | Japan | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		43,638
Operating Segment | Japan | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		75,610
Operating Segment | Japan | Real Estate Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		441,113
Operating Segment | Japan | Investment Banking
Segment Reporting Information [Line Items]
Revenues from contracts with customers		603,957
Operating Segment | Japan | Retail
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,611
Operating Segment | Japan | Overseas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,749
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		114,614
Operating Segment | The Americas | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | The Americas | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | The Americas | Real Estate Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | The Americas | Investment Banking
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | The Americas | Retail
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | The Americas | Overseas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		114,614
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		114,865
Operating Segment | Other Countries | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Other Countries | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		333
Operating Segment | Other Countries | Real Estate Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Other Countries | Investment Banking
Segment Reporting Information [Line Items]
Revenues from contracts with customers		992
Operating Segment | Other Countries | Retail
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Operating Segment | Other Countries | Overseas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		113,540
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		(12,408)
Corporate And Intersegment Eliminations [Member] | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,353
Corporate And Intersegment Eliminations [Member] | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(107)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(359)
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1)
Corporate And Intersegment Eliminations [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(930)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(2,216)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(965)
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(5,356)
Corporate And Intersegment Eliminations [Member] | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(8,581)
Corporate And Intersegment Eliminations [Member] | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	(3,827)
Corporate And Intersegment Eliminations [Member] | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(4,886)
Corporate And Intersegment Eliminations [Member] | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0
Corporate And Intersegment Eliminations [Member] | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ (3,695)

[1]	Other revenues include revenues that are not in the scope of ASC 606 ("Revenue from Contracts with Customers"), such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.